UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2009

Check here if Amendment [ ] ; Amendment Number: ___
This Amendment (Check only one.): [ ] is a restatement
				  [ ] adds new holdings entries
Institutional Investment Manager Filing this Report:

Name: AMI Asset Management Corporation
Address: 10866 Wilshire Blvd. Ste 770 Los Angeles, CA  90024
13F File Number:

This institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person signing this report on Behalf of Reporting Manager:

Name: Matthew Humiston
Title: COO
Phone: 310-446-2736

Signature,		Place,			and Date of Signing
Matthew Humiston	Los Angeles, CA		January 20, 2010

Report Type (Check only one):
[x] 13F HOLDINGS REPORT.
[ ] 13F NOTICE
[ ] 13F COMBINATION REPORT

LIST OF OTHER MANAGERS REPORTING FOR THIS MANAGER: NONE
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FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 42 Data Records

Form 13F Information Table Value Total: $274,953


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


NONE
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AMI Asset Management
FORM 13F
December 31, 2009

                                                                                                          Voting Authority
                                                                                                          ----------------
                                                               Value     Shares/ Sh/   Put/  Invstmt Other
Name of Issuer                  Title of class     CUSIP      (x$1000)   Prn Amt Prn   Call  Dscretn Managers Sole  Shared None
------------------------------  -------------------      -------------------     ----  ---------------------------------------

3M COMPANY                               COM       88579y101       11896  143895SH              Sole           143895
ABAXIS INC COM                           COM       002567105        3604  141060SH              Sole           141060
ABBOTT LABORATORIES                      COM       002824100        5286   97910SH              Sole           97910
AFLAC INC COM                            COM       001055102        8211  177525SH              Sole           177525
AKAMAI TECHNOLOGIES, INC.                COM       00971t101        2407   94975SH              Sole           94975
ALLERGAN INC                             COM       018490102        9419  149480SH              Sole           149480
APACHE CORP                              COM       037411105        5861   56810SH              Sole           56810
APPLE COMPUTER INC COM                   COM       037833100        9315   44204SH              Sole           44204
BARD CR INC                              COM       067383109       12142  155865SH              Sole           155865
BECTON DICKINSON & CO                    COM       075887109       16222  205700SH              Sole           205700
BROWN FORMAN CORP                        COM       115637209        3238   60437SH              Sole           60437
CALWEST BANCORP                          COM       13169q102          63   37007SH              Sole           37007
CEPHALON INC COM                         COM       156708109        7821  125300SH              Sole           125300
CHARLES SCHWAB INC                       COM       808513105        8411  446900SH              Sole           446900
CHATTEM INC                              COM       162456107        7637   81850SH              Sole           81850
CHURCH & DWIGHT INC COM                  COM       171340102       22817  377460SH              Sole           377460
CISCO SYS INC                            COM       17275R102        5570  232660SH              Sole           232660
CITY NATL CORP COM                       COM       178566105        2834   62145SH              Sole           62145
DENTSPLY INTERNATIONAL INC               COM       249030107        6461  183700SH              Sole           183700
EBAY INC COM                             COM       278642103        1225   52065SH              Sole           52065
ECOLAB INC                               COM       278865100        7532  168950SH              Sole           168950
HAIN CELESTIAL GRP INC COM               COM       405217100        4191  246375SH              Sole           246375
HEALTHCARE SVCS GP INC COM               COM       421906108        7790  362985SH              Sole           362985
HEINZ H J CO COM                         COM       423074103       13198  308650SH              Sole           308650
IDEXX LABS                               COM       45168d104        2799   52375SH              Sole           52375
LIONS GATE ENTMNT CORP COM NEW           COM       535919203          88   15200SH              Sole           15200
MCCORMICK & CO INC COM NON VTG           COM       579780206        3944  109150SH              Sole           109150
PEPSICO INC                              COM       713448108       16360  269080SH              Sole           269080
POLYMEDIX INC COM                        COM       73174c100          18   13000SH              Sole           13000
PROCTER & GAMBLE CO                      COM       742718109        4939   81460SH              Sole           81460
QUALCOMM INC COM                         COM       747525103        7672  165850SH              Sole           165850
RESEARCH IN MOTION LTD                   COM       760975102        6166   91300SH              Sole           91300
SAVE THE WORLD AIR INC                   COM       805147105          14   25000SH              Sole           25000
SMART BALANCE, INC                       COM       83169y108         102   17050SH              Sole           17050
SOUTHERN CO COM                          COM       842587107        2611   78375SH              Sole           78375
STARBUCKS CORP                           COM       855244109        5534  239965SH              Sole           239965
STERICYCLE INC.                          COM       858912108        7797  141325SH              Sole           141325
TEVA PHARMACEUTICAL INDS                 COM       881624209       11812  210255SH              Sole           210255
THE DIRECTTV GROUP INC                   COM       25490a101        5876  176200SH              Sole           176200
VERIZON COMMUNICATIONS                   COM       92343V104        5304  160100SH              Sole           160100
WELLS FARGO & CO NEW COM                 COM       949746101        5860  217110SH              Sole           217110
WMS INDS INC COM                         COM       929297109        4909  122715SH              Sole           122715
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